Plant and equipment, net - Plant and equipment (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Plant and equipment, net
Less: accumulated depreciation		$ (5,638,718)
Total plant and equipment, net		24,065,008
Less: impairment loss		(16,691,803)
Total		7,373,205
Cryptocurrency mining equipment
Plant and equipment, net
Plant and equipment, gross		$ 29,703,726
Total	$ 0